Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Exchange Rates

Translation of amounts from RMB into US$ has been made at the following exchange rates for the respective periods:

	December 31, 2025	December 31, 2024
Balance sheet items, except for equity accounts	6.9931	7.2993

	For the Years Ended December 31,
	2025	2024	2023
Items in the statements of operations and comprehensive loss, and statements of cash flows	7.1875	7.1957	7.0809

Schedule of Property and Equipment Estimated Useful Lives	Depreciation is computed using the straight-line method with residual value rate of 5% based on the estimated useful lives as follows:
Land and buildings	7 - 21 years
Office equipment	3 years
Vehicle	4 years
Leasehold improvements	5 years

Schedule of Amortized Over their Estimated Useful Lives

Separately identifiable intangible assets that have determinable lives continue to be amortized over their estimated useful lives using the straight-line method based on their estimated useful lives as follows:

Trademarks	10 years
License	10 years
Software	3 - 10 years

Schedule of Disaggregation of Our Revenue

The following table identifies the disaggregation of our revenue for the years ended December 31, 2025, 2024 and 2023, respectively.

	For the Years Ended December 31,
	2025	2024	2023
Medical training and education services	$6,858,034	$7,704,812	$6,385,735
Patient management services in patient-aid projects	3,820,520	6,008,152	4,020,999
Sales of patented drugs	696,442	2,151,809	9,027,211
Total	$11,374,996	$15,864,773	$19,433,945